Loans (Non-Accrual and Past Due Loans and Troubled Debt Restructurings Contract Amount) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 contract item	Dec. 31, 2011 item contract	Dec. 31, 2010 item	Dec. 31, 2009 item
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	33	28
Loans receivable non-accrual contractual balance	$ 16,484,528	$ 13,860,753
Non-accrual account balance	8,230,359	5,830,339	2,710,619
Non-accrual interest not accrued	2,429,868	1,908,543
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	16,484,528	13,860,753
90 or more days past due account balance	83,550	34,370
Total accruing past due loans	2,456,228	1,618,254
Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
90 or more days past due account balance		34,370
Legacy [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	6	2	3	3
Loans receivable non-accrual contractual balance	3,798,495	1,694,292
Non-accrual account balance	3,151,515	1,247,312	2,710,619	1,586,499
Non-accrual interest not accrued	402,060	214,219	318,532	190,701
Non-accrual contract balance		1,694,292
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	3,798,495	1,694,292
30-89 days past due account balance				581,018
90 or more days past due account balance	2,064	34,370
Total accruing past due loans	2,350,407	778,980		581,018
Legacy [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	3		2	3
Loans receivable non-accrual contractual balance	1,704,191
Non-accrual account balance	1,704,191		2,426,608	1,586,499
Non-accrual interest not accrued	91,684		314,804	190,701
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	1,704,191
Legacy [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1	1
Loans receivable non-accrual contractual balance	1,616,317	1,616,317
Non-accrual account balance	969,337	1,169,337
Non-accrual interest not accrued	295,523	212,484
Non-accrual contract balance		1,616,317
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	1,616,317	1,616,317
Legacy [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1
Loans receivable non-accrual contractual balance	469,168
Non-accrual account balance	469,168
Non-accrual interest not accrued	14,743
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	469,168
Legacy [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	1	1
Loans receivable non-accrual contractual balance	8,819	77,975
Non-accrual account balance	8,819	77,975
Non-accrual interest not accrued	110	1,735
Non-accrual contract balance		77,975
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	8,819	77,975
Legacy [Member] | Consumer Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers			1
Non-accrual account balance			284,011
Non-accrual interest not accrued			3,728
90 or more days past due account balance		34,370
Acquired [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	27	17
Loans receivable non-accrual contractual balance	12,686,033	12,166,461
Non-accrual account balance	5,078,844	4,583,027
Non-accrual interest not accrued	2,027,808	1,694,324
Non-accrual contract balance		12,166,461
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	12,686,033	12,166,461
90 or more days past due account balance	81,486
Total accruing past due loans	105,821	839,274
Acquired [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	10	9
Loans receivable non-accrual contractual balance	5,572,787	6,417,444
Non-accrual account balance	2,425,846	2,288,900
Non-accrual interest not accrued	956,852	1,164,630
Non-accrual contract balance		6,417,444
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	5,572,787	6,417,444
Acquired [Member] | Construction Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	4	2
Loans receivable non-accrual contractual balance	2,638,683	2,815,452
Non-accrual account balance	100,000	1,184,146
Non-accrual interest not accrued	547,556	255,560
Non-accrual contract balance		2,815,452
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	2,638,683	2,815,452
Acquired [Member] | Residential Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	9	4
Loans receivable non-accrual contractual balance	4,104,971	2,606,151
Non-accrual account balance	2,295,610	1,019,942
Non-accrual interest not accrued	464,764	241,093
Non-accrual contract balance		2,606,151
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	4,104,971	2,606,151
Acquired [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Non-Performing Loans Number Of Borrowers	4	4
Loans receivable non-accrual contractual balance	369,592	327,414
Non-accrual account balance	257,388	90,039
Non-accrual interest not accrued	58,636	33,041
Non-accrual contract balance		327,414
Loans And Leases Receivable Impaired Non-Accrual Contractual Balance	$ 369,592	$ 327,414